Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity [Abstract]
Schedule of VIEs’ Consolidated Assets and Liabilities

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	As of December 31,
	2025	2024

Current asset:	$-	$30,360,111
Property and equipment, net	-	8,647,932
Other noncurrent assets	-	950,084
Total assets	-	39,958,127
Total liabilities	-	(2,125,559)
Total net assets	$-	$37,832,568

	As of December 31,
	2025	2024
Current liabilities:
Accounts payable	$-	$1,417,587
Accounts payable – related parties	-	502
Deferred revenue	-	78,427
Other payables and accrued liabilities	-	615,970
Taxes payable	-	13,073
Total liabilities	$-	$2,125,559

Schedule of Operating Results of the VIEs

The summarized operating results of the VIEs are as follows:

	Years Ended December 31,
	2025	2024	2023

Operating revenues	$659,571	$622,690	$1,580,058
Income (loss) income from operations	$659,397	$(1,156,651)	$(1,381,430)
Net income (loss)	$759,092	$(623,395)	$(923,214)